SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Consumer Discretionary – 8.2%
Auto Components - 1.2%
Gentex Corporation	8,101	$288,963
Nokian Renkaat	18,000	651,833
		940,796
Household Durables - 1.7%
Hunter Douglas [1]	9,000	709,249
PulteGroup	10,900	571,596
		1,280,845
Specialty Retail - 5.3%
American Eagle Outfitters	30,445	890,212
Rent-A-Center	36,466	2,102,630
USS	56,000	1,094,459
		4,087,301
Total		6,308,942

Consumer Staples – 0.2%
Household Products - 0.2%
Spectrum Brands Holdings	1,496	127,160
Total		127,160

Energy – 1.5%
Energy Equipment & Services - 0.7%
TGS-NOPEC Geophysical	32,400	516,126
Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz	7,800	622,000
Total		1,138,126

Financials – 29.7%
Banks - 4.1%
Bank of Georgia Group [1]	39,500	599,001
BOK Financial	15,414	1,376,779
Triumph Bancorp [1]	15,000	1,160,850
		3,136,630
Capital Markets - 23.9%
Ashmore Group	244,300	1,318,203
AURELIUS Equity Opportunities [1]	7,200	227,973
B3-Brasil, Bolsa, Balcao	112,200	1,088,781
Bolsa Mexicana de Valores	444,000	893,887
Carlyle Group	79,420	2,919,479
Coronation Fund Managers	153,700	570,648
Evercore Cl. A	13,500	1,778,490
Federated Hermes Cl. B	21,200	663,560
Houlihan Lokey Cl. A	2,846	189,288
Jupiter Fund Management	225,700	866,863
KKR & Co.	16,338	798,111
Moelis & Company Cl. A	19,359	1,062,422
SEI Investments	37,900	2,309,247
Sprott	58,860	2,235,996
State Street	16,800	1,411,368
		18,334,316
Insurance - 0.6%
Reinsurance Group of America	3,605	454,410
Thrifts & Mortgage Finance - 1.1%
Sagen MI Canada	23,648	817,622
Total		22,742,978

Health Care – 3.4%
Health Care Providers & Services - 0.7%
Ensign Group (The)	5,951	558,442
Pharmaceuticals - 2.7%
Recordati Industria Chimica e Farmaceutica	26,910	1,447,536
Santen Pharmaceutical	41,600	572,199
		2,019,735
Total		2,578,177

Industrials – 36.0%
Aerospace & Defense - 3.8%
HEICO Corporation Cl. A	25,859	2,937,582
Building Products - 1.1%
Geberit	800	509,210
UFP Industries	4,200	318,528
		827,738
Commercial Services & Supplies - 0.8%
Healthcare Services Group	15,700	440,071
Herman Miller	3,976	163,612
		603,683
Construction & Engineering - 0.9%
Comfort Systems USA	8,959	669,865
Electrical Equipment - 2.8%
Hubbell Incorporated	11,462	2,142,133
Machinery - 10.7%
Alamo Group	588	91,816
Graco	26,552	1,901,654
Lincoln Electric Holdings	10,022	1,232,105
Lindsay Corporation	17,400	2,899,188
Spirax-Sarco Engineering	13,478	2,118,207
		8,242,970
Marine - 2.2%
Clarkson	43,740	1,658,248
Professional Services - 9.1%
KBR	100,890	3,873,167
Korn Ferry	10,023	625,134
ManpowerGroup	20,300	2,007,670
Robert Half International	5,994	467,952
		6,973,923
Road & Rail - 0.9%
Old Dominion Freight Line	1,050	252,431
Werner Enterprises	8,643	407,690
		660,121
Trading Companies & Distributors - 3.7%
Applied Industrial Technologies	31,294	2,853,074
Total		27,569,337

Information Technology – 2.0%
Electronic Equipment, Instruments & Components - 1.3%
Vishay Intertechnology	42,497	1,023,328
IT Services - 0.0%
CSG Systems International	400	17,956
Software - 0.7%
SimCorp	4,200	520,096
Total		1,561,380

Materials – 17.5%
Chemicals - 3.0%
Quaker Chemical	9,618	2,344,580
Containers & Packaging - 3.8%
AptarGroup	20,396	2,889,501
Metals & Mining - 10.7%
Franco-Nevada	18,335	2,297,192
Reliance Steel & Aluminum	10,830	1,649,301
Royal Gold	11,600	1,248,392
Worthington Industries	44,460	2,982,821
		8,177,706
Total		13,411,787

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
Relo Group	18,400	389,188
Total		389,188

TOTAL COMMON STOCKS
(Cost $31,763,494)		75,827,075

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation, 0.00% dated 3/31/21, due 4/1/21, maturity value $860,918 (collateralized by obligations of various U.S. Government Agencies, 2.375% due 8/15/24, valued at $878,144)
(Cost $860,918)		860,918

TOTAL INVESTMENTS – 100.1%
(Cost $32,624,412)		76,687,993

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(70,203)

NET ASSETS – 100.0%		$76,617,790

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.5%

Banks - 16.9%
BOK Financial	10,450	$933,394
Bryn Mawr Bank	10,000	455,100
Cadence Bancorporation Cl. A	15,887	329,338
Capital City Bank Group	16,988	442,028
First Citizens BancShares Cl. A	1,828	1,527,788
First Republic Bank	2,599	433,383
Popular	22,292	1,567,573
TriState Capital Holdings [1]	11,600	267,496
Umpqua Holdings	17,400	305,370
Total		6,261,470

Capital Markets - 53.3%
Ares Management Cl. A	16,651	932,956
Ashmore Group	157,000	847,146
Associated Capital Group Cl. A	7,000	251,020
B3-Brasil, Bolsa, Balcao	61,000	591,939
Bolsa Mexicana de Valores	174,000	350,307
Canaccord Genuity Group	126,350	1,156,223
Carlyle Group	22,300	819,748
Charles Schwab	14,671	956,256
Coronation Fund Managers	61,200	227,220
CRISIL	14,000	351,543
Egyptian Financial Group-Hermes Holding Company [1]	153,993	142,456
Hellenic Exchanges - Athens Stock Exchange	50,000	230,142
Intermediate Capital Group	39,111	993,177
IOOF Holdings	55,000	147,049
JSE	51,000	385,817
Jupiter Fund Management	106,900	410,579
KKR & Co.	19,120	934,012
MarketAxess Holdings	1,581	787,212
NZX	580,000	850,651
RF Capital Group [1]	108,000	181,332
Rothschild & Co [1]	13,900	502,056
SEI Investments	7,950	484,393
Silvercrest Asset Management Group Cl. A	20,800	299,104
Sprott	45,000	1,709,477
StoneX Group [1]	9,846	643,731
Tel Aviv Stock Exchange	273,000	1,682,211
U.S. Global Investors Cl. A	183,900	1,283,622
Value Partners Group	772,000	524,326
Virtu Financial Cl. A	23,700	735,885
Warsaw Stock Exchange	9,500	110,099
Westaim Corporation (The) [1]	105,000	223,920
Total		19,745,609

Closed-End Funds - 0.8%
Eagle Point Income	19,341	294,757
Total		294,757

Diversified Financial Services - 2.3%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	388,841
ECN Capital	75,000	467,295
Total		856,136

Health Care Providers & Services - 0.8%
Great Elm Group [1]	115,545	281,930
Total		281,930

Insurance - 4.8%
Axis Capital Holdings	11,554	572,732
E-L Financial	1,638	1,205,657
Total		1,778,389

IT Services - 3.0%
Cass Information Systems	4,013	185,681
PayPal Holdings [1]	3,851	935,177
Total		1,120,858

Metals & Mining - 3.2%
Franco-Nevada	9,523	1,193,137
Total		1,193,137

Professional Services - 0.8%
Dun & Bradstreet Holdings [1]	5,000	119,050
Quess Corp [1]	17,756	166,598
Total		285,648

Real Estate Management & Development - 8.9%
Altus Group	26,400	1,269,687
FirstService	8,379	1,241,684
FRP Holdings [1]	7,957	391,644
RMR Group (The) Cl. A	10,000	408,100
Total		3,311,115

Software - 2.7%
Benefitfocus [1]	10,600	146,386
Bottomline Technologies [1]	9,800	443,450
Envestnet [1]	6,000	433,380
Total		1,023,216

Thrifts & Mortgage Finance - 1.0%
Provident Bancorp	25,000	360,000
Total		360,000

Transportation Infrastructure - 0.0%
Morgan Group Holding Co. [1,2]	156	1,170
Total		1,170

TOTAL COMMON STOCKS
(Cost $20,004,597)		36,513,435

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation, 0.00% dated 3/31/21, due 4/1/21, maturity value $876,818 (collateralized by obligations of various U.S. Government Agencies, 2.375% due 8/15/24, valued at $894,373)
(Cost $876,818)		876,818

TOTAL INVESTMENTS – 100.9%
(Cost $20,881,415)		37,390,253

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(324,515)

NET ASSETS – 100.0%		$37,065,738

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.0%

Australia – 12.1%
Bravura Solutions	12,159,429	$23,551,021
Cochlear	99,800	15,992,178
Hansen Technologies	8,244,355	34,002,660
IPH	7,122,918	35,815,606
IRESS	1,625,250	11,332,331
Technology One	2,363,800	16,769,263
Total		137,463,059

Brazil – 2.0%
OdontoPrev	6,146,300	14,359,366
TOTVS	1,711,200	8,795,185
Total		23,154,551

Canada – 3.1%
Altus Group	324,900	15,625,811
Morneau Shepell	748,100	19,710,027
Total		35,335,838

Denmark – 3.0%
Chr. Hansen Holding [1]	222,900	20,254,532
SimCorp	115,200	14,265,495
Total		34,520,027

Germany – 5.4%
Amadeus Fire [1]	109,898	16,083,898
Carl Zeiss Meditec	78,600	11,844,387
New Work	67,600	17,559,306
Norma Group	339,400	16,119,583
Total		61,607,174

Iceland – 2.9%
Marel	2,828,670	19,229,602
Ossur [1]	2,072,200	14,324,829
Total		33,554,431

India – 1.4%
AIA Engineering [1]	567,511	15,834,538
Total		15,834,538

Italy – 3.0%
Carel Industries	837,858	17,057,174
DiaSorin	53,000	8,502,544
GVS [1]	583,500	9,182,909
Total		34,742,627

Japan – 17.2%
As One	110,000	13,818,921
Benefit One	545,800	14,487,299
Daifuku	118,100	11,562,014
Fukui Computer Holdings	630,200	22,567,108
Medikit	349,700	10,295,976
Meitec Corporation	575,500	31,757,101
NSD	758,900	12,618,062
OBIC Business Consultants	259,700	13,603,612
TechnoPro Holdings	220,500	18,360,894
TKC Corporation	1,006,600	32,000,289
USS	741,200	14,485,950
Total		195,557,226

Netherlands – 4.7%
IMCD	192,700	26,778,546
Intertrust [1]	1,634,791	27,069,726
Total		53,848,272

New Zealand – 1.2%
Fisher & Paykel Healthcare	605,000	13,563,279
Total		13,563,279

Singapore – 1.5%
XP Power	266,516	17,268,681
Total		17,268,681

South Korea – 1.1%
NICE Information Service	541,461	12,128,152
Total		12,128,152

Sweden – 9.3%
Alimak Group	1,220,800	19,569,815
Bravida Holding	1,208,528	16,647,020
Hexpol	1,538,600	17,370,679
Karnov Group	3,545,957	21,194,254
Lagercrantz Group	680,700	6,165,189
Loomis	811,000	24,663,976
Total		105,610,933

Switzerland – 8.5%
dormakaba Holding	42,700	29,162,408
Kardex Holding	83,300	16,992,266
LEM Holding	7,400	14,296,567
Partners Group Holding	14,300	18,261,757
VZ Holding	224,385	18,541,468
Total		97,254,466

United Kingdom – 17.6%
Ashmore Group	2,382,450	12,855,312
AVEVA Group	221,095	10,430,303
Croda International	285,600	24,993,849
Diploma	234,698	8,244,168
DiscoverIE Group	1,200,300	11,086,708
FDM Group Holdings	1,181,638	16,420,372
Learning Technologies Group	6,053,100	12,533,888
Marlowe [1]	2,644,206	26,246,162
Restore [1]	5,326,839	26,143,130
Spirax-Sarco Engineering	153,700	24,155,539
Victrex	893,545	27,223,673
Total		200,333,104

TOTAL COMMON STOCKS
(Cost $836,075,460)		1,071,776,358

PREFERRED STOCK– 1.7%

Germany – 1.7%
FUCHS PETROLUB	409,100	19,593,054
(Cost $17,754,411)		19,593,054

REPURCHASE AGREEMENT – 4.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21,
maturity value $47,148,791 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 8/31/24, valued at $48,091,781)
(Cost $47,148,791)		47,148,791

TOTAL INVESTMENTS – 99.9%
(Cost $900,978,662)		1,138,518,203

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		1,358,509

NET ASSETS – 100.0%		$1,139,876,712

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.0%

Communication Services – 3.6%
Entertainment - 2.7%
Chicken Soup For The Soul Entertainment Cl. A [1]	125,700	$3,024,342
Gaia Cl. A [1]	268,400	3,191,276
IMAX Corporation [1]	48,700	978,870
Motorsport Games Cl. A [1]	40,500	942,030
Score Media and Gaming Cl. A [1]	100,060	2,681,643
		10,818,161
Interactive Media & Services - 0.9%
QuinStreet [1]	172,146	3,494,564
Total		14,312,725

Consumer Discretionary – 12.0%
Auto Components - 2.2%
Modine Manufacturing [1]	198,100	2,925,937
Stoneridge [1]	119,800	3,810,838
Unique Fabricating [1]	373,951	2,225,009
		8,961,784
Hotels, Restaurants & Leisure - 1.9%
Century Casinos [1]	412,100	4,232,267
Lindblad Expeditions Holdings [1,3]	186,600	3,526,740
		7,759,007
Household Durables - 0.8%
Legacy Housing [1]	177,300	3,143,529
Internet & Direct Marketing Retail - 0.7%
Magnite [1,3]	63,000	2,621,430
Leisure Products - 1.0%
MasterCraft Boat Holdings [1]	156,400	4,158,676
Specialty Retail - 4.5%
Citi Trends [1]	61,324	5,137,725
OneWater Marine Cl. A [1]	106,500	4,255,740
Shoe Carnival	93,911	5,811,212
Zumiez [1]	66,400	2,848,560
		18,053,237
Textiles, Apparel & Luxury Goods - 0.9%
Vera Bradley [1]	340,500	3,439,050
Total		48,136,713

Energy – 2.3%
Energy Equipment & Services - 2.3%
Aspen Aerogels [1]	126,800	2,579,112
Natural Gas Services Group [1]	324,287	3,061,269
Newpark Resources [1]	691,000	2,169,740
Profire Energy [1]	1,389,432	1,528,375
Total		9,338,496

Financials – 14.9%
Banks - 6.6%
Allegiance Bancshares	82,800	3,356,712
BayCom Corporation [1]	160,500	2,892,210
Caribbean Investment Holdings [1]	1,858,138	883,762
County Bancorp	114,500	2,744,565
HarborOne Bancorp	261,253	3,519,078
HBT Financial	159,300	2,727,216
HomeTrust Bancshares	118,600	2,887,910
Investar Holding Corporation	163,500	3,359,925
Midway Investments [1,4]	1,858,170	0
TriState Capital Holdings [1]	182,757	4,214,376
		26,585,754
Capital Markets - 4.9%
B. Riley Financial	87,300	4,921,974
Canaccord Genuity Group	469,900	4,300,032
Silvercrest Asset Management Group Cl. A	204,000	2,933,520
Sprott	108,480	4,120,979
StoneX Group [1,3]	50,200	3,282,076
		19,558,581
Diversified Financial Services - 0.2%
Waterloo Investment Holdings [1,4]	2,760,000	690,000
Thrifts & Mortgage Finance - 3.2%
Meridian Bancorp	197,500	3,637,950
PCSB Financial	174,400	2,896,784
Territorial Bancorp	112,300	2,971,458
Western New England Bancorp	390,300	3,290,229
		12,796,421
Total		59,630,756

Health Care – 12.9%
Biotechnology - 2.4%
CareDx [1]	32,200	2,192,498
Dynavax Technologies [1]	261,300	2,568,579
MeiraGTx Holdings [1]	195,000	2,813,850
Zealand Pharma [1]	60,200	1,903,775
		9,478,702
Health Care Equipment & Supplies - 6.8%
Apyx Medical [1]	348,300	3,364,578
AtriCure [1]	52,400	3,433,248
Chembio Diagnostics [1]	240,253	843,288
CryoLife [1]	167,455	3,781,134
Cutera [1]	97,000	2,914,850
Misonix [1]	157,200	3,079,548
OrthoPediatrics Corp. [1,3]	57,400	2,798,250
Profound Medical [1]	162,900	3,266,555
Surmodics [1]	65,822	3,690,640
		27,172,091
Health Care Providers & Services - 0.8%
Sharps Compliance [1]	232,600	3,342,462
Life Sciences Tools & Services - 2.6%
Harvard Bioscience [1]	876,479	4,785,575
NeoGenomics [1]	49,700	2,397,031
Quanterix Corporation [1]	54,300	3,174,921
		10,357,527
Pharmaceuticals - 0.3%
Axsome Therapeutics [1,3]	17,400	985,188
Total		51,335,970

Industrials – 22.1%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	113,400	2,045,736
CPI Aerostructures [1]	466,084	2,116,021
		4,161,757

Building Products - 0.6%
Quanex Building Products	94,700	2,483,981
Commercial Services & Supplies - 1.6%
Acme United	72,400	2,855,456
Heritage-Crystal Clean [1]	124,474	3,376,980
		6,232,436
Construction & Engineering - 4.5%
Ameresco Cl. A [1]	54,500	2,650,335
Construction Partners Cl. A [1]	135,500	4,048,740
IES Holdings [1]	70,700	3,563,987
Northwest Pipe [1]	128,500	4,294,470
NV5 Global [1]	33,500	3,235,095
		17,792,627
Electrical Equipment - 1.0%
American Superconductor [1]	173,700	3,293,352
Power Solutions International [1,2]	99,900	699,300
		3,992,652
Machinery - 5.8%
Alimak Group	182,300	2,922,327
CIRCOR International [1]	111,400	3,878,948
Graham Corporation	184,788	2,631,381
Porvair	313,000	2,355,999
Shyft Group (The)	119,500	4,445,400
Wabash National	211,900	3,983,720
Westport Fuel Systems [1]	407,700	2,931,363
		23,149,138
Marine - 0.8%
Clarkson	89,831	3,405,626
Professional Services - 4.8%
CRA International	52,483	3,917,331
Forrester Research [1]	43,300	1,839,384
GP Strategies [1]	239,418	4,177,844
Heidrick & Struggles International	99,540	3,555,569
Kforce	55,932	2,997,955
Resources Connection	200,252	2,711,412
		19,199,495
Trading Companies & Distributors - 2.0%
Lawson Products [1]	71,900	3,728,734
Transcat [1]	87,500	4,294,500
		8,023,234
Total		88,440,946

Information Technology – 25.6%
Communications Equipment - 2.2%
Digi International [1]	202,500	3,845,475
EMCORE Corporation [1]	481,100	2,626,806
Harmonic [1]	306,600	2,403,744
		8,876,025
Electronic Equipment, Instruments & Components - 5.6%
FARO Technologies [1]	41,300	3,575,341
LightPath Technologies Cl. A [1]	789,784	2,448,330
Luna Innovations [1]	379,100	3,991,923
nLIGHT [1]	84,700	2,744,280
PAR Technology [1]	59,200	3,872,272
PowerFleet [1]	353,400	2,904,948
Vishay Precision Group [1]	97,100	2,991,651
		22,528,745
IT Services - 1.6%
Cass Information Systems	69,516	3,216,505
Computer Task Group [1]	314,400	3,002,520
		6,219,025
Semiconductors & Semiconductor Equipment - 13.3%
Aehr Test Systems [1,3]	699,800	1,763,496
Axcelis Technologies [1]	95,400	3,919,986
AXT [1]	346,500	4,040,190
Camtek [1]	156,100	4,667,390
Cirrus Logic [1]	27,700	2,348,683
Cohu [1]	100,900	4,221,656
CyberOptics Corporation [1]	107,500	2,791,775
FormFactor [1]	70,400	3,175,744
Ichor Holdings [1]	79,800	4,293,240
NeoPhotonics Corporation [1]	206,100	2,462,895
Nova Measuring Instruments [1,3]	51,300	4,668,813
NVE Corporation	40,400	2,832,040
PDF Solutions [1]	158,900	2,825,242
Photronics [1]	305,900	3,933,874
Ultra Clean Holdings [1]	92,000	5,339,680
		53,284,704
Software - 2.1%
Agilysys [1]	89,400	4,287,624
QAD Cl. A	61,013	4,062,246
		8,349,870
Technology Hardware, Storage & Peripherals - 0.8%
AstroNova [1]	224,000	3,001,600
Total		102,259,969

Materials – 3.1%
Metals & Mining - 3.1%
Altius Minerals	165,400	1,975,534
Ferroglobe (Warranty Insurance Trust) [1,4]	205,763	0
Haynes International	105,430	3,128,108
Major Drilling Group International [1]	687,900	3,694,856
Universal Stainless & Alloy Products [1]	343,900	3,497,463
Total		12,295,961

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [1]	38,975	1,918,350
Total		1,918,350

TOTAL COMMON STOCKS
(Cost $232,813,750)		387,669,886

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21,
maturity value $12,194,783 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 8/31/24, valued at $12,438,724)
(Cost $12,194,783)		12,194,783

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-0.02%)
(Cost $541,690)		541,690

TOTAL INVESTMENTS – 100.2%
(Cost $245,550,223)		400,406,359

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(919,833)

NET ASSETS – 100.0%		$399,486,526

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Communication Services – 1.4%
Diversified Telecommunication Services - 0.3%
Iridium Communications [1]	30,393	$1,253,711
Ooma [1]	275,278	4,363,157
		5,616,868
Entertainment - 0.2%
Marcus Corporation (The) [1]	242,400	4,845,576
Interactive Media & Services - 0.7%
Cars.com [1],[3]	292,000	3,784,320
Eventbrite Cl. A [1],[3]	141,500	3,135,640
QuinStreet [1]	331,800	6,735,540
		13,655,500
Media - 0.2%
comScore [1],[3]	1,396,262	5,110,319
Total		29,228,263

Consumer Discretionary – 13.2%
Auto Components - 1.9%
Dana	391,653	9,528,917
Horizon Global [1],[3]	1,150,087	11,880,399
Modine Manufacturing [1]	756,963	11,180,344
Stoneridge [1]	217,177	6,908,400
Unique Fabricating [1]	94,253	560,805
		40,058,865
Diversified Consumer Services - 1.4%
American Public Education [1]	248,700	8,861,181
frontdoor [1]	168,999	9,083,696
Houghton Mifflin Harcourt [1],[3]	485,546	3,699,861
Regis [1]	518,800	6,516,128
Select Interior Concepts [1]	75,600	544,320
Zovio [1]	366,569	1,488,270
		30,193,456
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants [1]	198,501	11,528,938
Carrols Restaurant Group [1]	729,692	4,367,206
Cedar Fair LP [1]	152,900	7,596,072
Century Casinos [1]	223,540	2,295,756
Chuy's Holdings [1],[3]	237,193	10,512,394
Drive Shack [1]	335,300	1,076,313
J. Alexander's Holdings [1]	240,291	2,316,405
Noodles & Company Cl. A [1]	707,254	7,320,079
Red Robin Gourmet Burgers [1],[3]	48,100	1,918,709
Ruth's Hospitality Group [1]	365,925	9,085,918
Six Flags Entertainment [1]	229,200	10,650,924
		68,668,714
Household Durables - 3.2%
Beazer Homes USA [1]	275,206	5,757,309
Cavco Industries [1]	24,000	5,414,640
Century Communities [1]	120,000	7,238,400
Dixie Group (The) [1]	397,715	1,181,214
Ethan Allen Interiors	235,100	6,491,111
GoPro Cl. A [1],[3]	190,800	2,220,912
Installed Building Products	22,500	2,494,800
LGI Homes [1],[3]	79,670	11,895,528
New Home Company (The) [1]	401,659	2,104,693
Skyline Champion [1]	110,100	4,983,126
Taylor Morrison Home [1]	183,954	5,667,623
Toll Brothers	138,686	7,867,657
Tri Pointe Homes [1]	208,506	4,245,182
		67,562,195
Specialty Retail - 2.0%
America's Car-Mart [1]	64,771	9,869,157
Chico's FAS [1]	948,500	3,139,535
Conn's [1]	46,300	900,535
J.Jill [1],[3]	282,834	2,757,632
Kirkland's [1]	341,000	9,582,100
Lithia Motors Cl. A	6,500	2,535,585
Lumber Liquidators Holdings [1]	303,856	7,632,863
Sonic Automotive Cl. A	106,200	5,264,334
		41,681,741
Textiles, Apparel & Luxury Goods - 1.4%
Jerash Holdings (US)	55,769	349,672
Skechers U.S.A. Cl. A [1]	216,022	9,010,277
Tapestry [1]	93,600	3,857,256
Under Armour Cl. A [1]	303,500	6,725,560
Unifi [1]	297,200	8,190,832
		28,133,597
Total		276,298,568

Consumer Staples – 1.7%
Beverages - 0.5%
MGP Ingredients	122,460	7,243,509
Reed's [1]	1,928,894	2,256,806
		9,500,315
Food & Staples Retailing - 0.7%
Chefs' Warehouse (The) [1],[3]	266,500	8,117,590
Natural Grocers by Vitamin Cottage	365,358	6,412,033
		14,529,623
Food Products - 0.2%
SunOpta [1]	226,527	3,345,804
Household Products - 0.3%
Central Garden & Pet Cl. A [1]	141,500	7,342,435
Total		34,718,177

Energy – 2.6%
Energy Equipment & Services - 0.4%
Archrock	490,800	4,657,692
Aspen Aerogels [1]	8,406	170,978
Ranger Energy Services Cl. A [1]	88,411	484,492
U.S. Silica Holdings [1]	315,302	3,875,062
		9,188,224
Oil, Gas & Consumable Fuels - 2.2%
Ardmore Shipping [1]	662,993	3,009,988
Baytex Energy [1],[2]	1,354,100	1,394,723
Chesapeake Energy [1]	248,500	10,782,415
Dorian LPG [1]	549,892	7,220,082
Earthstone Energy Cl. A [1]	842,072	6,020,815
Matador Resources	248,583	5,829,271
Navigator Holdings [1]	563,084	5,011,448
Southwestern Energy [1]	460,081	2,139,377
Teekay LNG Partners L.P.	236,936	3,409,509
		44,817,628
Total		54,005,852

Financials – 9.4%
Banks - 2.2%
First Foundation	189,800	4,452,708
Hilltop Holdings	436,308	14,891,192
Seacoast Banking Corporation of Florida [1]	342,150	12,399,516
Texas Capital Bancshares [1]	94,700	6,716,124
TriState Capital Holdings [1]	313,787	7,235,928
		45,695,468
Capital Markets - 2.0%
B. Riley Financial	268,317	15,127,713
Evercore Cl. A	68,200	8,984,668
Houlihan Lokey Cl. A	88,189	5,865,450
JMP Group LLC [1]	153,314	916,818
Moelis & Company Cl. A	206,626	11,339,635
		42,234,284
Insurance - 2.8%
Brighthouse Financial [1]	265,400	11,743,950
HCI Group	134,276	10,315,082
Heritage Insurance Holdings	365,591	4,050,748
Old Republic International	613,100	13,390,104
Stewart Information Services	216,540	11,266,576
United Fire Group	237,003	8,247,705
		59,014,165
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
ACRES Commercial Realty [1]	352,839	5,147,921
Thrifts & Mortgage Finance - 2.1%
Axos Financial [1]	100,700	4,733,907
MGIC Investment	515,700	7,142,445
NMI Holdings Cl. A [1]	378,063	8,937,409
Radian Group	320,098	7,442,279
Walker & Dunlop	146,738	15,075,862
		43,331,902
Total		195,423,740

Health Care – 9.6%
Biotechnology - 0.6%
Emergent BioSolutions [1]	107,026	9,943,786
Flexion Therapeutics [1],[3]	264,351	2,365,941
		12,309,727
Health Care Equipment & Supplies - 4.0%
Accuray [1],[3]	886,708	4,389,205
Alphatec Holdings [1]	286,700	4,526,993
Cutera [1]	236,810	7,116,140
IntriCon Corporation [1],[5]	481,347	12,341,737
Invacare Corporation [1]	427,108	3,425,406
Misonix [1],[3]	76,300	1,494,717
Neuronetics [1]	364,990	4,514,926
Ortho Clinical Diagnostics Holdings [1]	425,600	8,211,952
Orthofix Medical [1]	263,996	11,444,227
Ra Medical Systems [1],[3]	146,562	682,979
Sientra [1]	929,016	6,772,527
SmileDirectClub Cl. A [1],[3]	566,194	5,837,460
Surgalign Holdings [1],[3]	1,371,045	2,988,878
Varex Imaging [1],[3]	233,946	4,793,554
ViewRay [1]	1,113,870	4,845,334
		83,386,035
Health Care Providers & Services - 4.5%
Acadia Healthcare [1],[3]	78,672	4,495,318
Community Health Systems [1]	1,449,614	19,598,781
Cross Country Healthcare [1]	828,420	10,346,966
Option Care Health [1]	545,971	9,685,526
Owens & Minor	454,107	17,069,882
R1 RCM [1]	248,643	6,136,509
RadNet [1]	129,200	2,810,100
Select Medical Holdings [1]	305,300	10,410,730
Surgery Partners [1]	312,814	13,845,148
		94,398,960
Health Care Technology - 0.3%
Castlight Health Cl. B [1],[3]	1,408,652	2,127,064
Evolent Health Cl. A [1],[3]	224,000	4,524,800
		6,651,864
Pharmaceuticals - 0.2%
Pacira BioSciences [1],[3]	54,400	3,812,896
Total		200,559,482

Industrials – 24.0%
Aerospace & Defense - 2.6%
AAR Corporation [1]	274,900	11,449,585
Astronics Corporation [1]	270,200	4,874,408
Ducommun [1]	126,286	7,577,160
Hexcel Corporation [1]	180,400	10,102,400
Spirit AeroSystems Holdings Cl. A	224,100	10,902,465
Triumph Group [1]	490,616	9,017,522
		53,923,540
Air Freight & Logistics - 1.4%
Atlas Air Worldwide Holdings [1],[3]	250,486	15,139,374
Hub Group Cl. A [1]	155,500	10,462,040
Radiant Logistics [1]	452,069	3,141,879
		28,743,293
Airlines - 2.0%
Alaska Air Group [1]	124,900	8,644,329
Allegiant Travel [1]	33,392	8,149,651
JetBlue Airways [1]	626,600	12,745,044
Mesa Air Group [1]	870,446	11,707,499
		41,246,523
Building Products - 2.6%
American Woodmark [1]	133,200	13,130,856
Apogee Enterprises	175,400	7,170,352
Builders FirstSource [1]	50,195	2,327,542
Gibraltar Industries [1]	57,700	5,280,127
Griffon Corporation	231,267	6,283,524
Insteel Industries	122,450	3,776,358
JELD-WEN Holding [1]	198,200	5,488,158
PGT Innovations [1]	171,643	4,333,986
Resideo Technologies [1]	234,016	6,610,952
		54,401,855
Commercial Services & Supplies - 1.8%
Covanta Holding Corporation	367,400	5,092,164
Heritage-Crystal Clean [1]	190,200	5,160,126
Interface	393,467	4,910,468
KAR Auction Services [1]	494,080	7,411,200
Pitney Bowes	1,157,994	9,541,871
Quest Resource Holding Corporation [1]	126,006	491,423
Steelcase Cl. A	386,300	5,558,857
		38,166,109
Construction & Engineering - 3.0%
Aegion Corporation [1]	74,196	2,133,135
Ameresco Cl. A [1]	157,226	7,645,900
Arcosa	240,806	15,674,063
Comfort Systems USA	142,110	10,625,565
Concrete Pumping Holdings [1],[3]	461,710	3,421,271
Construction Partners Cl. A [1]	157,159	4,695,911
Great Lakes Dredge & Dock [1]	47,416	691,325
Limbach Holdings [1],[3]	88,400	933,504
Northwest Pipe [1]	176,322	5,892,681
Orion Group Holdings [1]	462,475	2,807,223
Primoris Services	262,280	8,689,337
		63,209,915
Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises [1]	374,895	3,550,256
Encore Wire	57,233	3,842,051
LSI Industries	402,553	3,433,777
Power Solutions International [1],[2]	225,970	1,581,790
		12,407,874
Machinery - 5.5%
CIRCOR International [1]	210,411	7,326,511
Commercial Vehicle Group [1]	663,792	6,405,593
EnPro Industries	111,400	9,499,078
Gencor Industries [1]	32,979	442,249
Hurco Companies	65,054	2,296,406
Hyster-Yale Materials Handling Cl. A	68,260	5,946,811
LiqTech International [1]	465,355	3,764,722
Luxfer Holdings	180,500	3,841,040
Lydall [1]	360,191	12,152,844
Manitex International [1]	433,553	3,420,733
Meritor [1]	277,308	8,158,401
Park-Ohio Holdings	202,176	6,366,522
Shyft Group (The)	260,638	9,695,734
TriMas Corporation [1]	213,110	6,461,495
Trinity Industries	321,524	9,160,219
Wabash National	657,900	12,368,520
Westport Fuel Systems [1]	1,143,933	8,224,878
		115,531,756
Marine - 0.1%
Diana Shipping [1]	650,445	1,944,831
Professional Services - 1.3%
GP Strategies [1]	334,785	5,841,998
Heidrick & Struggles International	98,835	3,530,386
Korn Ferry	108,545	6,769,952
Mistras Group [1]	266,651	3,042,488
TrueBlue [1]	356,236	7,844,317
		27,029,141
Road & Rail - 0.3%
Daseke [1]	379,900	3,225,351
U.S. Xpress Enterprises Cl. A [1]	307,100	3,608,425
		6,833,776
Trading Companies & Distributors - 2.8%
Air Lease Cl. A	336,638	16,495,262
Boise Cascade	80,300	4,804,349
General Finance [1]	345,082	4,192,747
Herc Holdings [1]	186,219	18,869,571
Univar Solutions [1]	46,700	1,005,918
WESCO International [1]	146,604	12,685,644
		58,053,491
Total		501,492,104

Information Technology – 15.5%
Communications Equipment - 3.7%
ADTRAN	548,100	9,142,308
Aviat Networks [1]	123,389	8,765,555
CalAmp Corporation [1]	775,400	8,413,090
Ceragon Networks [1],[3]	600,916	2,265,453
Ciena Corporation [1]	38,473	2,105,243
Comtech Telecommunications	493,117	12,249,026
Digi International [1]	539,002	10,235,648
DZS [1]	615,104	9,564,867
Infinera Corporation [1],[3]	1,019,146	9,814,376
PCTEL	592,962	4,121,086
		76,676,652
Electronic Equipment, Instruments & Components - 3.1%
Avnet	302,000	12,536,020
CTS Corporation	203,214	6,311,827
Fabrinet [1]	34,729	3,139,154
Frequency Electronics [1]	321,193	3,626,269
Identiv [1]	332,420	3,809,533
II-VI [1]	126,968	8,680,802
Iteris [1],[3]	806,600	4,976,722
Knowles [1]	318,620	6,665,530
VIA optronics ADR [1]	195,578	2,526,868
Vishay Intertechnology	501,309	12,071,521
		64,344,246
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Energy Industries	109,503	11,954,443
Alpha & Omega Semiconductor [1]	536,613	17,547,245
Amkor Technology	574,240	13,615,230
Amtech Systems [1]	214,548	2,535,957
Cohu [1]	236,076	9,877,420
FormFactor [1]	99,213	4,475,499
Ichor Holdings [1]	138,494	7,450,977
Kulicke & Soffa Industries	185,665	9,118,008
MKS Instruments	14,900	2,762,758
Onto Innovation [1]	178,019	11,697,629
Ultra Clean Holdings [1]	232,527	13,495,867
Veeco Instruments [1],[3]	332,887	6,904,076
		111,435,109
Software - 2.6%
A10 Networks [1]	810,426	7,788,194
Avaya Holdings [1]	527,354	14,781,733
Cloudera [1],[3]	375,200	4,566,184
InterDigital	106,500	6,757,425
Kaleyra [1],[3]	517,857	7,301,784
New Relic [1]	92,700	5,699,196
SecureWorks Corp. Cl. A [1],[3]	509,162	6,812,587
		53,707,103
Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology [1]	647,654	13,671,976
Intevac [1]	584,362	4,178,188
		17,850,164
Total		324,013,274

Materials – 11.8%
Chemicals - 5.3%
AdvanSix [1]	262,512	7,040,572
American Vanguard	487,241	9,944,589
Ferro Corporation [1]	568,867	9,591,098
Huntsman Corporation	438,400	12,639,072
Intrepid Potash [1],[3]	481,522	15,678,356
Kraton Corporation [1]	364,921	13,352,459
Livent Corporation [1],[3]	637,500	11,041,500
LSB Industries [1]	469,956	2,410,874
Olin Corporation	495,810	18,825,906
Trecora Resources [1]	485,231	3,770,245
Tronox Holdings	315,000	5,764,500
		110,059,171
Construction Materials - 1.2%
Forterra [1]	350,665	8,152,961
U.S. Concrete [1],[3]	229,849	16,852,529
		25,005,490
Metals & Mining - 4.6%
Alcoa Corporation [1]	482,493	15,676,198
Allegheny Technologies [1]	630,514	13,278,625
Carpenter Technology	228,342	9,396,273
Century Aluminum [1]	498,610	8,805,453
Cleveland-Cliffs [1]	727,949	14,639,054
Commercial Metals	361,000	11,133,240
Ferroglobe [1]	1,345,071	5,084,368
Haynes International	275,665	8,178,980
Noranda Aluminum Holding Corporation [1],[2]	488,157	30,754
Olympic Steel	119,200	3,510,440
Synalloy Corporation [1]	52,914	467,760
TimkenSteel Corporation [1]	503,800	5,919,650
Universal Stainless & Alloy Products [1]	31,921	324,637
		96,445,432
Paper & Forest Products - 0.7%
Glatfelter	270,345	4,636,416
Louisiana-Pacific	174,700	9,688,862
		14,325,278
Total		245,835,371

Real Estate – 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexander & Baldwin	439,600	7,380,884
Armada Hoffler Properties	617,134	7,738,860
Braemar Hotels & Resorts [1]	344,253	2,089,616
CatchMark Timber Trust Cl. A	310,200	3,157,836
Chatham Lodging Trust [1]	269,800	3,550,568
Diversified Healthcare Trust	1,102,600	5,270,428
Kimco Realty	510,900	9,579,375
Macerich Company	545,100	6,377,670
Ryman Hospitality Properties [1]	157,371	12,197,826
Tanger Factory Outlet Centers	485,900	7,351,667
		64,694,730
Real Estate Management & Development - 0.4%
Realogy Holdings [1]	401,020	6,067,433
Tejon Ranch [1]	101,206	1,694,188
		7,761,621
Total		72,456,351

Utilities – 1.0%
Electric Utilities - 0.3%
Hawaiian Electric Industries	129,701	5,762,616
Multi-Utilities - 0.6%
Black Hills	184,900	12,345,773
Water Utilities - 0.1%
Pure Cycle [1]	150,901	2,025,091
Total		20,133,480

TOTAL COMMON STOCKS
(Cost $1,319,820,435)		1,954,164,662

REPURCHASE AGREEMENT – 6.6%
Fixed Income Clearing Corporation, 0.00% dated 3/31/21, due 4/1/21, maturity value $138,261,961 (collateralized by obligations of various U.S. Government Agencies, 2.375% due 8/15/24, valued at $141,027,211) (Cost $138,261,961)		138,261,961

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds Federated Government Obligations Fund - Institutional Shares (7 day yield-0.02%) (Cost $12,776,050)		12,776,050

TOTAL INVESTMENTS – 100.9%
(Cost $1,470,858,446)		2,105,202,673

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(19,495,425)

NET ASSETS – 100.0%		$2,085,707,248

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Communication Services – 2.0%
Diversified Telecommunication Services - 0.7%
Bandwidth Cl. A [1],[3]	91,435	$11,588,472
Liberty Latin America Cl. C [1]	383,565	4,978,674
		16,567,146
Entertainment - 0.5%
Chicken Soup For The Soul
Entertainment Cl. A [1]	29,000	697,740
IMAX Corporation [1]	171,000	3,437,100
Manchester United Cl. A	306,490	4,824,152
World Wrestling Entertainment Cl. A	52,030	2,823,148
		11,782,140
Interactive Media & Services - 0.3%
Eventbrite Cl. A [1],[3]	256,500	5,684,040
QuinStreet [1]	35,900	728,770
		6,412,810
Media - 0.5%
Media General (Rights) [1],[4]	102,272	0
New York Times Cl. A	174,500	8,833,190
Saga Communications Cl. A [1]	51,695	1,129,536
		9,962,726
Total		44,724,822

Consumer Discretionary – 10.6%
Auto Components - 2.2%
Dorman Products [1]	98,847	10,145,656
Gentex Corporation	294,285	10,497,146
LCI Industries	110,552	14,623,818
Patrick Industries	120,291	10,224,735
Stoneridge [1]	105,227	3,347,271
		48,838,626
Automobiles - 0.5%
Winnebago Industries	138,349	10,612,752
Distributors - 0.2%
LKQ Corporation [1]	101,823	4,310,168
Diversified Consumer Services - 0.1%
Regis [1]	247,600	3,109,856
Hotels, Restaurants & Leisure - 0.9%
Century Casinos [1]	512,574	5,264,135
Hilton Grand Vacations [1]	177,300	6,646,977
Hyatt Hotels Cl. A [1]	23,842	1,971,733
Scientific Games [1]	197,700	7,615,404
		21,498,249
Household Durables - 1.1%
La-Z-Boy	117,327	4,984,051
Legacy Housing [1],[3]	192,025	3,404,603
PulteGroup	120,400	6,313,776
Skyline Champion [1]	128,600	5,820,436
TopBuild Corp. [1]	18,827	3,942,939
		24,465,805
Leisure Products - 1.3%
Brunswick Corporation	153,850	14,672,674
Malibu Boats Cl. A [1]	44,038	3,508,948
MasterCraft Boat Holdings [1],[3]	456,539	12,139,372
		30,320,994
Specialty Retail - 3.5%
Aaron's Company (The)	208,891	5,364,321
America's Car-Mart [1]	85,779	13,070,146
Asbury Automotive Group [1]	86,010	16,900,965
OneWater Marine Cl. A [1]	394,161	15,750,674
Rent-A-Center	286,494	16,519,244
Shoe Carnival	172,918	10,700,166
		78,305,516
Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co. Cl. A	183,445	4,386,170
Ralph Lauren Cl. A [1]	61,517	7,576,434
Wolverine World Wide	163,155	6,252,099
		18,214,703
Total		239,676,669

Consumer Staples – 1.1%
Food Products - 0.4%
Nomad Foods [1]	154,056	4,230,378
Seneca Foods Cl. A [1]	94,033	4,428,014
		8,658,392
Household Products - 0.2%
Spectrum Brands Holdings	63,306	5,381,010
Personal Products - 0.5%
Inter Parfums	150,376	10,666,169
Total		24,705,571

Energy – 1.0%
Energy Equipment & Services - 0.6%
Aspen Aerogels [1]	100,400	2,042,136
Cactus Cl. A	22,300	682,826
Pason Systems	1,623,749	11,473,614
		14,198,576
Oil, Gas & Consumable Fuels - 0.4%
Cimarex Energy	69,700	4,139,483
EQT Corporation [1]	237,500	4,412,750
		8,552,233
Total		22,750,809

Financials – 17.0%
Banks - 6.5%
BankUnited	134,600	5,915,670
BOK Financial	41,600	3,715,712
CIT Group	113,630	5,853,081
City Holding Company	50,343	4,117,051
CNB Financial	32,130	790,719
First Bancshares (The)	206,125	7,546,236
First Citizens BancShares Cl. A	38,108	31,849,523
First Hawaiian	381,425	10,439,602
German American Bancorp	100,956	4,666,186
Glacier Bancorp	58,545	3,341,749
Home BancShares	288,600	7,806,630
Independent Bank Group	119,478	8,631,091
National Bankshares	112,867	4,007,907
Origin Bancorp	126,328	5,357,570
Popular	178,543	12,555,144
Signature Bank	46,026	10,406,479
Texas Capital Bancshares [1]	37,328	2,647,302
TriState Capital Holdings [1]	128,261	2,957,699
Triumph Bancorp [1]	195,140	15,101,885
		147,707,236
Capital Markets - 5.3%
Ares Management Cl. A	168,069	9,416,906
Artisan Partners Asset Management Cl. A	119,302	6,223,985
B. Riley Financial	51,258	2,889,926
Evercore Cl. A	48,941	6,447,487
GCM Grosvenor Cl. A [3]	942,450	11,215,155
Houlihan Lokey Cl. A	177,648	11,815,369
Lazard Cl. A	244,200	10,625,142
Moelis & Company Cl. A	70,524	3,870,357
Morningstar	63,937	14,388,382
Open Lending [1]	312,300	11,061,666
SEI Investments	273,119	16,641,141
Silvercrest Asset Management Group Cl. A	184,878	2,658,546
Sprott	169,894	6,453,998
TMX Group	62,920	6,538,333
		120,246,393
Consumer Finance - 0.3%
PROG Holdings [1]	140,567	6,085,145
Diversified Financial Services - 0.3%
Compass Diversified Holdings	245,113	5,674,366
Insurance - 3.9%
Alleghany Corporation [1]	9,554	5,983,575
AMERISAFE	49,680	3,179,520
Assured Guaranty	127,441	5,388,206
Axis Capital Holdings	110,976	5,501,080
CNO Financial Group	197,231	4,790,741
E-L Financial	21,818	16,059,242
Employers Holdings	18,000	775,080
First American Financial	90,803	5,143,990
James River Group Holdings	50,000	2,281,000
Kemper Corporation	77,128	6,148,644
Kinsale Capital Group	31,800	5,240,640
ProAssurance Corporation	273,526	7,319,556
RenaissanceRe Holdings	20,515	3,287,529
RLI Corp.	62,853	7,012,509
Selective Insurance Group	75,100	5,447,754
Trean Insurance Group [1],[3]	237,600	3,837,240
		87,396,306
Investment Companies - 0.1%
ACE Convergence Acquisition Cl. A [1],[3]	293,700	2,928,189
Thrifts & Mortgage Finance - 0.6%
Axos Financial [1]	122,961	5,780,396
Southern Missouri Bancorp	57,683	2,273,864
Timberland Bancorp	108,123	3,006,901
TrustCo Bank Corp NY	435,330	3,208,382
		14,269,543
Total		384,307,178

Health Care – 7.3%
Biotechnology - 1.2%
CareDx [1]	162,220	11,045,560
Catalyst Pharmaceuticals [1],[3]	794,896	3,664,471
MeiraGTx Holdings [1],[3]	53,700	774,891
Natera [1]	80,300	8,153,662
United Therapeutics [1]	23,898	3,997,418
		27,636,002

Health Care Equipment & Supplies - 3.5%
AtriCure [1]	33,343	2,184,633
Atrion Corporation	8,442	5,413,939
BioLife Solutions [1]	195,096	7,023,456
Cutera [1]	72,500	2,178,625
Haemonetics Corporation [1]	40,969	4,547,969
Hill-Rom Holdings	35,976	3,974,628
Meridian Bioscience [1]	290,000	7,612,500
Mesa Laboratories	62,845	15,302,758
Misonix [1],[3]	158,600	3,106,974
Natus Medical [1]	87,800	2,248,558
OrthoPediatrics Corp. [1],[3]	56,800	2,769,000
Profound Medical [1]	35,000	701,838
SI-BONE [1]	171,800	5,464,958
SmileDirectClub Cl. A [1],[3]	676,695	6,976,725
Surmodics [1]	13,900	779,373
Tandem Diabetes Care [1]	68,386	6,035,065
Vapotherm [1],[3]	42,800	1,028,056
		77,349,055
Health Care Providers & Services - 1.0%
Encompass Health	119,160	9,759,204
Ensign Group (The)	39,308	3,688,663
Molina Healthcare [1]	28,800	6,732,288
Sharps Compliance [1],[3]	87,700	1,260,249
		21,440,404
Health Care Technology - 0.3%
Simulations Plus	117,310	7,418,684
Life Sciences Tools & Services - 1.0%
Bio-Techne	43,516	16,620,066
Harvard Bioscience [1]	143,300	782,418
Quanterix Corporation [1]	97,379	5,693,750
		23,096,234
Pharmaceuticals - 0.3%
BioDelivery Sciences International [1]	954,296	3,731,298
Supernus Pharmaceuticals [1],[3]	118,567	3,104,084
		6,835,382
Total		163,775,761

Industrials – 24.2%
Aerospace & Defense - 1.0%
HEICO Corporation	92,864	11,682,291
Vectrus [1]	191,139	10,214,468
		21,896,759
Air Freight & Logistics - 0.6%
Forward Air	76,869	6,826,736
Hub Group Cl. A [1]	97,118	6,534,099
		13,360,835
Airlines - 0.3%
Sun Country Airlines Holdings [1]	180,100	6,173,828
Building Products - 1.7%
Advanced Drainage Systems	40,200	4,156,278
Builders FirstSource [1]	185,780	8,614,619
Gibraltar Industries [1]	79,767	7,299,478
Quanex Building Products	30,700	805,261
Simpson Manufacturing	56,462	5,856,803
UFP Industries	164,032	12,440,187
		39,172,626
Commercial Services & Supplies - 1.4%
Brink's Company (The)	50,090	3,968,631
Deluxe Corporation	127,972	5,369,705
Healthcare Services Group	265,352	7,437,816
Heritage-Crystal Clean [1]	154,283	4,185,698
Herman Miller	82,200	3,382,530
UniFirst Corporation	32,385	7,244,848
		31,589,228
Construction & Engineering - 3.0%
Arcosa	276,717	18,011,510
Comfort Systems USA	57,406	4,292,247
Construction Partners Cl. A [1]	127,191	3,800,467
EMCOR Group	25,100	2,815,216
Great Lakes Dredge & Dock [1]	425,625	6,205,612
Northwest Pipe [1]	134,770	4,504,013
NV5 Global [1]	11,100	1,071,927
Primoris Services	165,509	5,483,313
Valmont Industries	69,025	16,405,172
WillScot Mobile Mini Holdings Corp. [1],[3]	199,150	5,526,412
		68,115,889
Electrical Equipment - 0.8%
American Superconductor [1]	35,000	663,600
Encore Wire	62,234	4,177,769
GrafTech International	262,913	3,215,426
Preformed Line Products	144,775	9,953,281
Sensata Technologies Holding [1]	7,900	457,805
		18,467,881
Industrial Conglomerates - 0.4%
Carlisle Companies	56,375	9,278,197
Machinery - 7.1%
Allison Transmission Holdings	21,400	873,762
CIRCOR International [1]	62,960	2,192,267
Colfax [1]	383,634	16,807,006
Crane Company	52,939	4,971,501
ESCO Technologies	77,309	8,418,177
Graham Corporation	72,292	1,029,438
Helios Technologies	195,939	14,278,075
Hurco Companies	87,200	3,078,160
John Bean Technologies	112,450	14,994,083
Kadant	104,502	19,333,915
Lincoln Electric Holdings	128,236	15,765,334
Lindsay Corporation	73,590	12,261,566
Meritor [1]	290,210	8,537,978
Middleby Corporation (The) [1]	65,200	10,806,900
Miller Industries	367,451	16,972,562
RBC Bearings [1]	50,722	9,980,568
Westport Fuel Systems [1]	92,200	662,918
		160,964,210
Marine - 0.5%
Clarkson	184,624	6,999,369
Kirby Corporation [1]	54,000	3,255,120
		10,254,489
Professional Services - 3.2%
Barrett Business Services	52,149	3,590,980
Forrester Research [1]	272,487	11,575,248
GP Strategies [1]	168,413	2,938,807
Heidrick & Struggles International	315,319	11,263,195
KBR	523,961	20,114,863
Korn Ferry	102,100	6,367,977
ManpowerGroup	40,085	3,964,406
Morneau Shepell	73,100	1,925,950
Upwork [1]	251,660	11,266,818
		73,008,244
Road & Rail - 2.0%
ArcBest	84,747	5,963,647
Landstar System	113,754	18,776,235
Saia [1]	25,662	5,917,144
Schneider National Cl. B	183,900	4,591,983
Universal Logistics Holdings	315,775	8,308,040
Werner Enterprises	49,800	2,349,066
		45,906,115
Trading Companies & Distributors - 2.2%
Air Lease Cl. A	186,962	9,161,138
Applied Industrial Technologies	93,965	8,566,789
EVI Industries [1],[3]	348,509	10,026,604
Lawson Products [1]	13,100	679,366
MSC Industrial Direct Cl. A	52,685	4,751,660
Richelieu Hardware	342,241	11,247,357
Transcat [1]	79,300	3,892,044
		48,324,958
Total		546,513,259

Information Technology – 21.3%
Communications Equipment - 0.2%
Digi International [1]	290,693	5,520,260
Electronic Equipment, Instruments & Components - 7.4%
Avnet	82,997	3,445,206
Cognex Corporation	94,043	7,804,629
Dolby Laboratories Cl. A	94,160	9,295,475
ePlus [1]	41,621	4,147,116
Fabrinet [1]	125,882	11,378,474
FARO Technologies [1]	157,288	13,616,422
Insight Enterprises [1]	172,893	16,497,450
IPG Photonics [1]	28,631	6,039,423
Kimball Electronics [1]	332,895	8,588,691
Littelfuse	3,575	945,373
Luna Innovations [1],[3]	754,599	7,945,928
Methode Electronics	95,878	4,024,958
National Instruments	333,216	14,389,933
nLIGHT [1]	91,300	2,958,120
PAR Technology [1]	214,655	14,040,584
PC Connection	78,232	3,629,183
PowerFleet [1],[3]	98,100	806,382
Rogers Corporation [1]	20,316	3,823,674
Sanmina Corporation [1]	161,260	6,672,939
SYNNEX Corporation	55,000	6,316,200
Vishay Intertechnology	368,078	8,863,318
Vishay Precision Group [1]	111,915	3,448,101
Vontier Corporation [1]	240,052	7,266,374
		165,943,953
IT Services - 2.4%
Cass Information Systems	72,489	3,354,066
Computer Services [2]	143,975	8,422,538
Concentrix [1]	12,583	1,883,927
International Money Express [1]	666,733	10,007,662
MAXIMUS	42,350	3,770,844
Repay Holdings Cl. A [1],[3]	346,100	8,126,428
Shift4 Payments Cl. A [1],[3]	144,400	11,842,244
Sykes Enterprises [1]	72,800	3,209,024
Unisys Corporation [1]	125,000	3,177,500
		53,794,233

Semiconductors & Semiconductor Equipment - 7.9%
Advanced Energy Industries	24,203	2,642,241
Axcelis Technologies [1]	177,676	7,300,707
Brooks Automation	103,408	8,443,263
Camtek [1]	147,300	4,404,270
Cirrus Logic [1]	178,340	15,121,449
CMC Materials	99,378	17,569,037
Cohu [1]	158,118	6,615,657
CyberOptics Corporation [1]	92,380	2,399,109
Diodes [1]	142,364	11,366,342
FormFactor [1]	206,466	9,313,681
Ichor Holdings [1]	20,400	1,097,520
Kulicke & Soffa Industries	503,086	24,706,553
Lattice Semiconductor [1]	230,271	10,366,800
MKS Instruments	120,353	22,315,853
Nova Measuring Instruments [1],[3]	107,454	9,779,389
NVE Corporation	42,363	2,969,646
Onto Innovation [1],[3]	157,520	10,350,639
Photronics [1]	142,794	1,836,331
Tower Semiconductor [1]	196,600	5,512,664
Ultra Clean Holdings [1]	78,971	4,583,477
		178,694,628
Software - 3.2%
ACI Worldwide [1]	213,837	8,136,498
Agilysys [1]	102,787	4,929,664
Aspen Technology [1]	8,600	1,241,238
Avalara [1]	46,600	6,217,838
Blackbaud [1]	34,116	2,424,965
ChannelAdvisor Corporation [1]	149,430	3,519,076
Descartes Systems Group (The) [1]	183,647	11,185,939
Five9 [1],[3]	42,918	6,709,371
j2 Global [1]	56,802	6,808,288
QAD Cl. A	42,941	2,859,012
Upland Software [1]	367,615	17,347,752
		71,379,641
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova [1]	41,500	556,100
Avid Technology [1]	213,700	4,511,207
		5,067,307
Total		480,400,022

Materials – 7.2%
Chemicals - 4.8%
Atotech [1],[3]	328,600	6,654,150
Balchem Corporation	75,472	9,464,943
Element Solutions	954,719	17,461,810
Huntsman Corporation	515,500	14,861,865
Innospec	153,724	15,785,918
Minerals Technologies	193,984	14,610,875
Mosaic Company (The)	361,200	11,417,532
Quaker Chemical	73,602	17,941,960
		108,199,053
Containers & Packaging - 0.4%
Graphic Packaging Holding Company	264,364	4,800,850
Silgan Holdings	97,363	4,092,167
		8,893,017
Metals & Mining - 1.2%
Alamos Gold Cl. A	2,037,600	15,922,044
Haynes International	80,600	2,391,402
IAMGOLD Corporation [1]	795,894	2,371,764
Reliance Steel & Aluminum	49,834	7,589,220
		28,274,430
Paper & Forest Products - 0.8%
Stella-Jones	433,311	17,577,938
Total		162,944,438

Real Estate – 2.0%
Real Estate Management & Development - 2.0%
Colliers International Group	38,944	3,825,859
FirstService	8,367	1,239,906
FRP Holdings [1]	163,149	8,030,194
Jones Lang LaSalle [1]	19,828	3,550,005
Kennedy-Wilson Holdings	777,821	15,719,762
Marcus & Millichap [1]	223,359	7,527,198
Tejon Ranch [1]	235,407	3,940,713
Total		43,833,637

TOTAL COMMON STOCKS
(Cost $1,281,781,787)		2,113,632,166

REPURCHASE AGREEMENT – 6.4%
Fixed Income Clearing Corporation, 0.00% dated 3/31/21, due 4/1/21, maturity value $144,563,797 (collateralized by obligations of various U.S. Government Agencies, 1.875% due 8/31/24, valued at $147,455,159) (Cost $144,563,797)		144,563,797

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-0.02%) (Cost $7,063,418)		7,063,418

TOTAL INVESTMENTS – 100.4%
(Cost $1,433,409,002)		2,265,259,381

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(10,138,904)

NET ASSETS – 100.0%		$2,255,120,477

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Consumer Discretionary – 7.8%
Auto Components - 2.6%
Dorman Products [1]	215,725	$22,142,014
LCI Industries	193,647	25,615,625
		47,757,639
Distributors - 1.4%
Pool Corporation	74,715	25,794,607
Leisure Products - 1.4%
Brunswick Corporation	266,400	25,406,568
Textiles, Apparel & Luxury Goods - 2.4%
Ralph Lauren Cl. A [1]	365,103	44,966,085
Total		143,924,899

Consumer Staples – 1.5%
Personal Products - 1.5%
Inter Parfums	390,641	27,708,166
Total		27,708,166

Financials – 13.1%
Capital Markets - 11.5%
Ares Management Cl. A	517,370	28,988,241
Ashmore Group	5,917,301	31,928,793
GCM Grosvenor Cl. A	2,140,615	25,473,319
Lazard Cl. A	518,583	22,563,546
Morningstar	201,486	45,342,409
SEI Investments	595,300	36,271,629
TMX Group	204,783	21,280,029
		211,847,966
Insurance - 1.6%
Alleghany Corporation [1]	47,504	29,751,280
Total		241,599,246

Health Care – 5.8%
Health Care Equipment & Supplies - 3.7%
Haemonetics Corporation [1]	338,962	37,628,172
Mesa Laboratories	124,595	30,338,882
		67,967,054
Life Sciences Tools & Services - 2.1%
Bio-Techne	102,521	39,155,846
Total		107,122,900

Industrials – 34.7%
Air Freight & Logistics - 1.8%
Forward Air	379,158	33,673,022
Building Products - 1.4%
Simpson Manufacturing	245,995	25,517,061
Commercial Services & Supplies - 1.1%
Ritchie Bros. Auctioneers	346,946	20,313,688
Construction & Engineering - 4.3%
Arcosa	489,123	31,837,016
Valmont Industries	199,084	47,316,295
		79,153,311
Machinery - 18.7%
Colfax [1]	1,053,570	46,156,902
ESCO Technologies	237,273	25,836,657
Helios Technologies	369,905	26,954,977
John Bean Technologies	375,963	50,130,906
Kadant	216,181	39,995,647
Lincoln Electric Holdings	405,199	49,815,165
Lindsay Corporation	284,843	47,460,541
RBC Bearings [1]	113,770	22,386,523
Woodward	299,257	36,099,372
		344,836,690
Marine - 1.9%
Kirby Corporation [1]	587,376	35,407,025
Professional Services - 1.8%
Forrester Research [1]	769,896	32,705,182
Road & Rail - 1.8%
Landstar System	200,585	33,108,560
Trading Companies & Distributors - 1.9%
Air Lease Cl. A	688,405	33,731,845
Total		638,446,384

Information Technology – 21.5%
Electronic Equipment, Instruments & Components - 9.0%
Cognex Corporation	377,691	31,344,576
Coherent [1]	2,633	665,859
FARO Technologies [1]	401,548	34,762,010
IPG Photonics [1]	103,909	21,918,565
National Instruments	873,865	37,737,860
Rogers Corporation [1]	205,866	38,746,040
		165,174,910
IT Services - 2.3%
Computer Services [2]	561,400	32,841,900
Jack Henry & Associates	69,107	10,484,914
		43,326,814
Semiconductors & Semiconductor Equipment - 6.8%
Cirrus Logic [1]	297,024	25,184,665
CMC Materials	238,848	42,225,938
MKS Instruments	308,834	57,264,000
		124,674,603
Software - 3.4%
Fair Isaac [1]	45,541	22,135,203
Manhattan Associates [1]	346,071	40,621,814
		62,757,017
Total		395,933,344

Materials – 9.4%
Chemicals - 4.5%
Innospec	387,553	39,797,818
Quaker Chemical	176,802	43,099,023
		82,896,841
Metals & Mining - 2.3%
Reliance Steel & Aluminum	278,255	42,375,454
Paper & Forest Products - 2.6%
Stella-Jones	1,184,391	48,046,672
Total		173,318,967

Real Estate – 2.2%
Real Estate Management & Development - 2.2%
Kennedy-Wilson Holdings	1,977,469	39,964,649
Total		39,964,649

TOTAL COMMON STOCKS (Cost $854,411,575)		1,768,018,555

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21,
maturity value $46,742,536 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 8/31/24, valued at $47,677,419)
(Cost $46,742,536)		46,742,536

TOTAL INVESTMENTS – 98.6% (Cost $901,154,111)		1,814,761,091

CASH AND OTHER ASSETS LESS LIABILITIES – 1.4%		26,672,974

NET ASSETS – 100.0%		$1,841,434,065

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.5%

Communication Services – 1.6%
Entertainment - 1.1%
SciPlay Corporation Cl. A [1]	94,702	$1,532,279
Media - 0.5%
Saga Communications Cl. A [1]	33,786	738,224
Total		2,270,503

Consumer Discretionary – 17.2%
Auto Components - 0.6%
Gentex Corporation	24,240	864,641
Diversified Consumer Services - 0.4%
Lincoln Educational Services [1]	96,384	617,821
Household Durables - 4.2%
La-Z-Boy	66,102	2,808,013
PulteGroup	59,800	3,135,912
		5,943,925
Leisure Products - 2.8%
Malibu Boats Cl. A [1]	23,238	1,851,604
MasterCraft Boat Holdings [1]	80,067	2,128,981
		3,980,585
Specialty Retail - 9.2%
Aaron’s Company (The)	113,499	2,914,654
American Eagle Outfitters	33,761	987,172
OneWater Marine Cl. A [1]	61,320	2,450,347
Rent-A-Center	60,724	3,501,346
Shoe Carnival	51,587	3,192,204
		13,045,723
Total		24,452,695

Consumer Staples – 0.5%
Food & Staples Retailing - 0.5%
Village Super Market Cl. A	27,662	651,993
Total		651,993

Energy – 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Dorchester Minerals L.P.	46,334	632,922
Total		632,922

Financials – 23.7%
Banks - 6.4%
Ames National	30,293	774,895
Camden National	14,276	683,249
Chemung Financial	2,100	87,822
City Holding Company	23,229	1,899,668
CNB Financial	33,981	836,272
Financial Institutions	22,162	671,287
Landmark Bancorp	17,071	451,016
MidWestOne Financial Group	40,467	1,253,263
National Bankshares	47,663	1,692,513
Unity Bancorp	31,361	689,942
		9,039,927
Capital Markets - 4.1%
Evercore Cl. A	24,244	3,193,905
Houlihan Lokey Cl. A	12,895	857,646
Moelis & Company Cl. A	33,619	1,845,011
		5,896,562
Consumer Finance - 1.6%
PROG Holdings [1]	52,100	2,255,409
Insurance - 8.5%
CNO Financial Group	100,429	2,439,420
Donegal Group Cl. A	18,594	276,307
Employers Holdings	49,895	2,148,479
Heritage Insurance Holdings	101,687	1,126,692
James River Group Holdings	46,527	2,122,562
Kemper Corporation	23,600	1,881,392
Selective Insurance Group	28,200	2,045,628
		12,040,480
Thrifts & Mortgage Finance - 3.1%
Southern Missouri Bancorp	36,986	1,457,988
Timberland Bancorp	51,119	1,421,620
TrustCo Bank Corp NY	202,955	1,495,778
		4,375,386
Total		33,607,764

Health Care – 6.9%
Biotechnology - 1.9%
Catalyst Pharmaceuticals [1,3]	414,582	1,911,223
Coherus BioSciences [1,3]	28,887	422,039
Vanda Pharmaceuticals [1]	24,638	370,063
		2,703,325
Health Care Providers & Services - 3.1%
Ensign Group (The)	14,221	1,334,499
Molina Healthcare [1]	11,714	2,738,265
Pennant Group [1]	8,413	385,315
		4,458,079
Pharmaceuticals - 1.9%
BioDelivery Sciences International [1]	251,100	981,801
SIGA Technologies [1]	21,172	137,618
Supernus Pharmaceuticals [1]	58,261	1,525,273
		2,644,692
Total		9,806,096

Industrials – 24.6%
Aerospace & Defense - 1.5%
Vectrus [1]	40,478	2,163,144
Building Products - 1.7%
Builders FirstSource [1]	22,241	1,031,315
UFP Industries	18,800	1,425,792
		2,457,107
Commercial Services & Supplies - 1.0%
Herman Miller	34,720	1,428,728
Construction & Engineering - 6.5%
Comfort Systems USA	9,238	690,725
Great Lakes Dredge & Dock [1]	207,604	3,026,866
MasTec [1]	7,412	694,505
MYR Group [1]	9,540	683,732
Northwest Pipe [1]	54,172	1,810,428
Primoris Services	71,699	2,375,388
		9,281,644
Machinery - 3.2%
Alamo Group	4,163	650,053
Federal Signal	16,410	628,503
Miller Industries	69,706	3,219,720
		4,498,276
Professional Services - 5.5%
Barrett Business Services	25,649	1,766,190
Heidrick & Struggles International	60,026	2,144,129
Kforce	25,429	1,362,994
Korn Ferry	19,464	1,213,970
Resources Connection	49,153	665,532
Robert Half International	7,416	578,967
		7,731,782
Road & Rail - 5.2%
ArcBest	29,830	2,099,137
Old Dominion Freight Line	2,346	564,002
Saia [1]	2,753	634,787
Schneider National Cl. B	81,551	2,036,328
Werner Enterprises	44,084	2,079,442
		7,413,696
Total		34,974,377

Information Technology – 21.2%
Electronic Equipment, Instruments & Components - 14.4%
ePlus [1]	20,310	2,023,688
Fabrinet [1]	7,254	655,689
Insight Enterprises [1]	36,823	3,513,651
Kimball Electronics [1]	96,367	2,486,269
Methode Electronics	36,789	1,544,402
PC Connection	25,428	1,179,605
Plexus Corporation [1]	7,453	684,484
Sanmina Corporation [1]	83,541	3,456,927
SYNNEX Corporation	23,366	2,683,351
Vishay Intertechnology	89,004	2,143,216
		20,371,282
IT Services - 3.4%
Concentrix [1]	9,600	1,437,312
CSG Systems International	12,000	538,680
Hackett Group (The)	38,772	635,473
IBEX [1]	37,698	829,356
Sykes Enterprises [1]	32,404	1,428,368
		4,869,189
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries	7,965	869,539
Kulicke & Soffa Industries	60,458	2,969,092
MKS Instruments	5,080	941,934
		4,780,565
Total		30,021,036

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
Marcus & Millichap [1]	16,589	559,049
Total		559,049

TOTAL COMMON STOCKS (Cost $90,028,852)		136,976,435

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21,
maturity value $4,833,243 (collateralized
by obligations of various U.S. Government
Agencies, 2.375% due 8/15/24, valued at $4,929,993)
(Cost $4,833,243)		4,833,243

TOTAL INVESTMENTS – 99.9% (Cost $94,862,095)		141,809,678

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		148,884

NET ASSETS – 100.0%		$141,958,562

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.0%

Communication Services – 6.3%
Entertainment - 2.8%
CuriosityStream Cl. A [1,3]	117,700	$1,594,835
LiveXLive Media [1,3]	200,000	868,000
Motorsport Games Cl. A [1]	62,200	1,446,772
Score Media and Gaming Cl. A [1]	30,200	809,370
Sea Cl. A ADR [1,3]	23,000	5,134,290
		9,853,267
Interactive Media & Services - 3.5%
Enthusiast Gaming Holdings [1]	1,669,800	12,410,227
Total		22,263,494

Consumer Discretionary – 9.4%
Diversified Consumer Services - 0.6%
Aspen Group [1]	364,000	2,184,000
Hotels, Restaurants & Leisure - 3.6%
DraftKings Cl. A [1,3]	12,000	735,960
NEOGAMES [1]	149,000	5,329,730
Papa John's International	22,000	1,950,080
Rush Street Interactive Cl. A [1,3]	145,000	2,369,300
Texas Roadhouse [1]	23,000	2,206,620
		12,591,690
Household Durables - 2.0%
Lovesac Company (The) [1,3]	69,666	3,943,096
Purple Innovation [1,3]	94,000	2,975,100
		6,918,196
Internet & Direct Marketing Retail - 0.5%
CarParts.com [1,3]	128,000	1,827,840
Leisure Products - 0.4%
Callaway Golf [1]	58,000	1,551,500
Specialty Retail - 2.3%
Leslie's [1]	115,500	2,828,595
Lithia Motors Cl. A	13,000	5,071,170
		7,899,765
Total		32,972,991

Consumer Staples – 1.5%
Food & Staples Retailing - 0.5%
MedAvail Holdings [1,3]	116,740	1,634,360
Food Products - 0.3%
Freshpet [1]	8,000	1,270,480
Household Products - 0.7%
Central Garden & Pet Cl. A [1]	45,000	2,335,050
Total		5,239,890

Energy – 0.2%
Energy Equipment & Services - 0.2%
Montauk Renewables [1]	75,000	906,000
Total		906,000

Financials – 6.7%
Banks - 3.4%
Enterprise Financial Services	48,500	2,397,840
Primis Financial	4,000	58,160
Seacoast Banking Corporation of Florida [1]	82,000	2,971,680
TriState Capital Holdings [1]	124,057	2,860,754
Triumph Bancorp [1]	48,000	3,714,720
		12,003,154
Capital Markets - 1.0%
MarketAxess Holdings	3,000	1,493,760
PJT Partners Cl. A	28,000	1,894,200
		3,387,960
Insurance - 0.5%
Metromile [1,3]	150,000	1,543,500
Investment Companies - 1.4%
dMY Technology Group II Cl. A [1,3]	157,000	2,309,470
Rodgers Silicon Valley Acquisition [1,3]	75,000	998,250
Trident Acquisitions [1,3]	146,000	1,743,240
		5,050,960
Thrifts & Mortgage Finance - 0.4%
Meridian Bancorp	81,000	1,492,020
Total		23,477,594

Health Care – 28.4%
Biotechnology - 8.1%
Avid Bioservices [1]	231,000	4,211,130
BiomX [1]	359,000	2,556,080
CareDx [1]	50,000	3,404,500
Centogene [1,3]	200,000	2,426,000
Krystal Biotech [1]	22,000	1,694,880
MeiraGTx Holdings [1]	128,000	1,847,040
Oxford Biomedica [1]	224,000	2,939,835
Passage Bio [1,3]	84,000	1,468,320
PureTech Health [1]	802,227	4,418,268
Synlogic [1]	484,041	1,732,867
uniQure [1]	54,000	1,819,260
		28,518,180
Health Care Equipment & Supplies - 9.3%
Alphatec Holdings [1]	304,000	4,800,160
Axonics Modulation Technologies [1]	47,000	2,814,830
CryoPort [1]	23,198	1,206,528
CytoSorbents [1]	137,000	1,189,160
InMode [1]	87,000	6,296,190
Itamar Medical ADR [1,3]	63,000	1,508,850
Neuronetics [1]	243,500	3,012,095
Profound Medical [1]	92,000	1,844,832
SI-BONE [1]	82,000	2,608,420
STAAR Surgical [1,3]	54,000	5,692,140
West Pharmaceutical Services	6,000	1,690,680
		32,663,885
Health Care Providers & Services - 6.9%
Addus HomeCare [1]	25,000	2,614,750
Joint Corp. (The) [1,3]	92,000	4,450,040
ModivCare [1,3]	32,000	4,739,840
Pennant Group [1]	39,000	1,786,200
PetIQ Cl. A [1,3]	54,000	1,904,040
Progyny [1]	52,000	2,314,520
Sharps Compliance [1,3]	284,000	4,081,080
Vivos Therapeutics [1]	348,000	2,310,720
		24,201,190
Health Care Technology - 2.2%
CareCloud [1,3]	240,000	1,994,400
Phreesia [1]	25,720	1,340,012
Schrodinger [1,3]	56,100	4,279,869
		7,614,281
Life Sciences Tools & Services - 1.3%
Harvard Bioscience [1]	213,600	1,166,256
Medpace Holdings [1,3]	15,000	2,460,750
Quanterix Corporation [1]	17,600	1,029,072
		4,656,078
Pharmaceuticals - 0.6%
Aerie Pharmaceuticals [1,3]	110,000	1,965,700
Total		99,619,314

Industrials – 11.5%
Aerospace & Defense - 1.8%
AeroVironment [1]	31,000	3,597,860
Kratos Defense & Security Solutions [1]	101,000	2,755,280
		6,353,140
Construction & Engineering - 0.4%
Ameresco Cl. A [1]	29,000	1,410,270
Electrical Equipment - 2.4%
American Superconductor [1]	205,349	3,893,417
Beam Global [1,3]	13,000	563,680
EnerSys	29,000	2,633,200
Eos Energy Enterprises [1,3]	74,000	1,459,280
		8,549,577
Machinery - 2.4%
Agrify [1]	115,000	1,435,200
ATS Automation Tooling Systems [1]	193,000	4,065,179
Chart Industries [1]	20,000	2,847,000
		8,347,379
Professional Services - 2.2%
ASGN [1,3]	26,000	2,481,440
Atlas Technical Consultants Cl. A [1]	256,000	2,613,760
GP Strategies [1]	143,282	2,500,271
		7,595,471
Trading Companies & Distributors - 2.3%
Lawson Products [1]	157,000	8,142,020
Total		40,397,857

Information Technology – 29.0%
Communications Equipment - 0.5%
Genasys [1]	254,000	1,699,260
Electronic Equipment, Instruments & Components - 3.7%
Iteris [1]	1,287,474	7,943,714
nLIGHT [1]	91,000	2,948,400
Rogers Corporation [1]	12,000	2,258,520
		13,150,634
IT Services - 5.0%
Unisys Corporation [1]	492,900	12,529,518
USA Technologies [1]	428,996	5,027,833
		17,557,351
Semiconductors & Semiconductor Equipment - 13.2%
Advanced Energy Industries	46,000	5,021,820
Ambarella [1]	50,000	5,019,500
AXT [1]	216,400	2,523,224
Canadian Solar [1,3]	68,000	3,374,840
CEVA [1,3]	39,000	2,189,850
CyberOptics Corporation [1]	104,000	2,700,880
Impinj [1,3]	46,000	2,616,020
Lattice Semiconductor [1]	51,000	2,296,020
MagnaChip Semiconductor [1]	453,461	11,291,179
Onto Innovation [1]	57,000	3,745,470
PDF Solutions [1]	75,000	1,333,500
Silicon Laboratories [1]	29,000	4,091,030
		46,203,333
Software - 6.6%
Agilysys [1]	99,000	4,748,040
Blue Prism Group [1]	121,000	2,118,493
Cloudera [1,3]	294,000	3,577,980
Coupa Software [1,3]	5,000	1,272,400
Descartes Systems Group (The) [1]	65,033	3,961,160
LivePerson [1,3]	43,000	2,267,820
Paylocity Holding Corporation [1]	9,786	1,759,817
RingCentral Cl. A [1]	4,000	1,191,520
Telos [1]	37,500	1,422,000
Veritone [1]	40,000	959,200
		23,278,430
Total		101,889,008

Materials – 0.8%
Chemicals - 0.3%
NanoXplore [1]	462,000	1,183,767
Metals & Mining - 0.5%
ioneer [1]	6,000,000	1,549,482
Total		2,733,249

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Community Healthcare Trust	28,000	1,291,360
Postal Realty Trust Cl. A	170,000	2,920,600
Total		4,211,960

TOTAL COMMON STOCKS (Cost $205,378,864)		333,711,357

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21,
maturity value $19,266,141 (collateralized
by obligations of various U.S. Government
Agencies, 2.375% due 8/15/24, valued at $19,651,537)
(Cost $19,266,141)		19,266,141

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.4%
Money Market Funds Federated Government Obligations Fund - Institutional Shares (7 day yield-0.02%)
(Cost $11,954,095)		11,954,095

TOTAL INVESTMENTS – 103.9% (Cost $236,599,100)		364,931,593

LIABILITIES LESS CASH AND OTHER ASSETS – (3.9)%		(13,816,807)

NET ASSETS – 100.0%		$351,114,786

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 84.0%

Communication Services – 0.3%
Media - 0.3%
Meredith Corporation [1]	125,000	$3,722,500
Total		3,722,500

Consumer Discretionary – 22.1%
Auto Components - 7.9%
Cooper Tire & Rubber	450,000	25,191,000
Gentex Corporation	560,000	19,975,200
Standard Motor Products	980,000	40,748,400
		85,914,600
Automobiles - 2.1%
Winnebago Industries	305,000	23,396,550
Hotels, Restaurants & Leisure - 0.3%
Bowl America Cl. A [1,5]	347,000	3,640,030
Household Durables - 6.2%
Flexsteel Industries [5]	767,500	26,747,375
Hooker Furniture [5]	1,130,000	41,199,800
		67,947,175
Leisure Products - 5.6%
Johnson Outdoors Cl. A	425,200	60,697,300
Total		241,595,655

Consumer Staples – 7.7%
Food & Staples Retailing - 3.3%
Ingles Markets Cl. A	580,000	35,757,000
Food Products - 4.4%
John B. Sanfilippo & Son	539,500	48,754,615
Total		84,511,615

Financials – 2.0%
Capital Markets - 2.0%
Diamond Hill Investment Group	138,000	21,529,380
Total		21,529,380

Health Care – 1.9%
Biotechnology - 1.9%
United Therapeutics [1]	124,500	20,825,115
Total		20,825,115

Industrials – 26.1%
Aerospace & Defense - 3.7%
National Presto Industries [5]	399,000	40,725,930
Building Products - 2.4%
Insteel Industries	152,000	4,687,680
UFP Industries	290,000	21,993,600
		26,681,280
Commercial Services & Supplies - 1.9%
Ennis	950,000	20,282,500
Construction & Engineering - 2.4%
Argan	214,000	11,416,900
MYR Group [1]	211,300	15,143,871
		26,560,771
Electrical Equipment - 4.2%
Encore Wire	218,100	14,641,053
Hubbell Incorporated	164,000	30,649,960
		45,291,013
Machinery - 7.6%
Gencor Industries [1,5]	1,065,000	14,281,650
Hurco Companies [5]	580,000	20,474,000
Miller Industries [5]	639,200	29,524,648
Mueller Industries	465,000	19,227,750
		83,508,048
Professional Services - 1.2%
Resources Connection	940,000	12,727,600
Trading Companies & Distributors - 2.7%
MSC Industrial Direct Cl. A	325,000	29,311,750
Total		285,088,892

Information Technology – 16.2%
Electronic Equipment, Instruments & Components - 2.7%
Vishay Intertechnology	1,032,000	24,850,560
Vishay Precision Group [1]	146,000	4,498,260
		29,348,820
IT Services - 6.3%
Computer Services [2]	900,000	52,650,000
International Money Express [1]	1,075,000	16,135,750
		68,785,750
Semiconductors & Semiconductor Equipment - 7.2%
Axcelis Technologies [1]	578,000	23,750,020
Kulicke & Soffa Industries	848,500	41,669,835
NVE Corporation	202,300	14,181,230
		79,601,085
Total		177,735,655

Materials – 5.5%
Chemicals - 4.4%
Huntsman Corporation	1,667,000	48,059,610
Construction Materials - 1.1%
United States Lime & Minerals	88,500	11,833,335
Total		59,892,945

Real Estate – 2.2%
Real Estate Management & Development - 2.2%
Marcus & Millichap [1]	702,000	23,657,400
Total		23,657,400

TOTAL COMMON STOCKS (Cost $604,587,215)		918,559,157

REPURCHASE AGREEMENT – 15.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21,
maturity value $172,878,137 (collateralized
by obligations of various U.S. Government
Agencies, 2.375% due 8/15/24, valued at $176,335,769)
(Cost $172,878,137)		172,878,137

TOTAL INVESTMENTS – 99.8% (Cost $777,465,352)		1,091,437,294

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		2,489,558

NET ASSETS – 100.0%		$1,093,926,852

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.4%

Communication Services – 2.1%
Diversified Telecommunication Services - 0.8%
ATN International	267,693	$13,149,080
Entertainment - 1.3%
World Wrestling Entertainment Cl. A	363,351	19,715,426
Total		32,864,506

Consumer Discretionary – 7.1%
Auto Components - 1.6%
Gentex Corporation	394,084	14,056,976
LCI Industries	76,885	10,170,348
		24,227,324
Hotels, Restaurants & Leisure - 1.0%
Denny's Corporation [1,3]	620,800	11,242,688
Hyatt Hotels Cl. A [1]	48,853	4,040,143
		15,282,831
Household Durables - 0.8%
Leggett & Platt	291,140	13,290,541
Specialty Retail - 0.4%
Shoe Carnival	97,104	6,008,796
Textiles, Apparel & Luxury Goods - 3.3%
Levi Strauss & Co. Cl. A	1,073,831	25,675,299
Ralph Lauren Cl. A [1]	199,636	24,587,170
		50,262,469
Total		109,071,961

Consumer Staples – 3.1%
Food Products - 0.6%
Flowers Foods	319,597	7,606,408
Hershey Creamery [2]	398	1,277,584
		8,883,992
Household Products - 2.5%
Reynolds Consumer Products	582,065	17,333,896
Spectrum Brands Holdings	259,026	22,017,210
		39,351,106
Total		48,235,098

Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1%
Eagle Point Income	66,068	1,006,876
Total		1,006,876

Energy – 2.1%
Energy Equipment & Services - 2.1%
Cactus Cl. A	361,400	11,066,068
Computer Modelling Group	1,435,056	6,566,063
Pason Systems	901,376	6,369,236
TGS-NOPEC Geophysical	502,068	7,997,845
Total		31,999,212

Financials – 39.9%
Banks - 20.3%
Bank of N.T. Butterfield & Son	514,512	19,664,649
BankUnited	513,872	22,584,674
BOK Financial	239,095	21,355,965
Eastern Bankshares	285,953	5,516,033
First Bancshares (The)	15,900	582,099
First Citizens BancShares Cl. A	29,603	24,741,299
First Hawaiian	801,875	21,947,319
German American Bancorp	154,959	7,162,205
HBT Financial	405,244	6,937,777
Home BancShares	1,169,522	31,635,570
Independent Bank Group	384,791	27,797,302
OceanFirst Financial	439,370	10,518,518
Origin Bancorp	152,400	6,463,284
Prosperity Bancshares	52,459	3,928,655
Signature Bank	92,113	20,826,749
South State	80,299	6,304,275
TowneBank	282,400	8,584,960
Triumph Bancorp [1]	402,162	31,123,317
UMB Financial	137,611	12,705,624
Valley National Bancorp	1,539,423	21,151,672
		311,531,946
Capital Markets - 5.8%
Ares Management Cl. A	220,633	12,362,067
Artisan Partners Asset Management Cl. A	369,269	19,264,764
Ashmore Group	1,619,222	8,737,058
Lazard Cl. A	274,987	11,964,684
Moelis & Company Cl. A	266,705	14,636,770
Sprott	338,231	12,848,849
TMX Group	94,504	9,820,385
		89,634,577
Diversified Financial Services - 2.4%
Compass Diversified Holdings	1,001,193	23,177,618
Equitable Holdings	448,854	14,641,617
		37,819,235
Insurance - 11.4%
AMERISAFE	184,656	11,817,984
Assured Guaranty	332,800	14,070,784
Axis Capital Holdings	466,484	23,123,612
Erie Indemnity Cl. A	21,443	4,736,973
First American Financial	430,560	24,391,224
Hanover Insurance Group	75,631	9,791,189
James River Group Holdings	516,177	23,547,995
Old Republic International	814,800	17,795,232
ProAssurance Corporation	727,934	19,479,514
RenaissanceRe Holdings	91,000	14,582,750
Stewart Information Services	220,700	11,483,021
		174,820,278
Total		613,806,036

Health Care – 1.4%
Health Care Equipment & Supplies - 0.6%
Hill-Rom Holdings	83,749	9,252,589
Health Care Providers & Services - 0.8%
Patterson Companies	361,442	11,548,072
Total		20,800,661

Industrials – 21.6%
Building Products - 2.5%
Fortune Brands Home & Security	168,192	16,116,158
UFP Industries	292,716	22,199,581
		38,315,739
Commercial Services & Supplies - 2.9%
Deluxe Corporation	555,531	23,310,081
Healthcare Services Group	782,509	21,933,727
		45,243,808
Electrical Equipment - 2.8%
GrafTech International	998,200	12,207,986
Hubbell Incorporated	68,534	12,808,319
nVent Electric	633,500	17,680,985
		42,697,290
Industrial Conglomerates - 1.8%
Carlisle Companies	167,267	27,528,803
Machinery - 5.3%
Crane Company	272,986	25,636,115
Gorman-Rupp Company (The)	49,010	1,622,721
Lincoln Electric Holdings	110,944	13,639,456
Lindsay Corporation	62,857	10,473,233
Mueller Industries	351,565	14,537,213
Timken Company (The)	194,611	15,796,575
		81,705,313
Marine - 0.7%
Clarkson	275,293	10,436,764
Professional Services - 1.2%
KBR	495,859	19,036,027
Road & Rail - 0.6%
Werner Enterprises	206,137	9,723,482
Trading Companies & Distributors - 3.8%
Lawson Products [1]	37,700	1,955,122
McGrath RentCorp	119,108	9,606,060
MSC Industrial Direct Cl. A	275,680	24,863,580
Systemax	224,033	9,212,237
Watsco	46,068	12,012,231
		57,649,230
Total		332,336,456

Information Technology – 7.7%
Electronic Equipment, Instruments & Components - 4.5%
Avnet	524,030	21,752,486
Methode Electronics	93,758	3,935,961
National Instruments	189,185	8,169,954
PC Connection	228,544	10,602,156
Vontier Corporation [1]	809,300	24,497,511
		68,958,068
IT Services - 1.3%
EVERTEC	470,500	17,512,010
Hackett Group (The)	155,832	2,554,086
		20,066,096
Semiconductors & Semiconductor Equipment - 1.9%
Kulicke & Soffa Industries	413,253	20,294,855
MKS Instruments	50,701	9,400,979
		29,695,834
Total		118,719,998

Materials – 10.5%
Chemicals - 6.3%
Albemarle Corporation	41,251	6,027,184
Chase Corporation	99,556	11,587,323
Element Solutions	1,319,002	24,124,546
Innospec	202,327	20,776,960
Minerals Technologies	365,997	27,566,894
Quaker Chemical	25,573	6,233,930
		96,316,837
Containers & Packaging - 3.5%
AptarGroup	53,387	7,563,336
Graphic Packaging Holding Company	1,294,434	23,506,921
Silgan Holdings	558,254	23,463,416
		54,533,673
Metals & Mining - 0.7%
Ferroglobe (Warranty Insurance Trust) [1,4]	569,803	0
Gold Fields ADR	1,057,201	10,032,838
		10,032,838
Total		160,883,348

Real Estate – 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Equity Commonwealth	518,300	14,408,740
Real Estate Management & Development - 1.5%
Kennedy-Wilson Holdings	1,123,505	22,706,036
Total		37,114,776

Utilities – 0.4%
Electric Utilities - 0.4%
ALLETE	87,024	5,847,143
Total		5,847,143

TOTAL COMMON STOCKS
(Cost $998,004,126)		1,512,686,071

PREFERRED STOCK – 0.1%
Chicken Soup For The Soul Entertainment 9.75% Ser. A	74,883	1,994,883
(Cost $1,884,655)		1,994,883

REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corporation, 0.00% dated 3/31/21, due 4/1/21, maturity value $21,426,059 (collateralized by obligations of various U.S. Government Agencies, 2.375% due 8/15/24, valued at $21,854,638) (Cost $21,426,059)		21,426,059

TOTAL INVESTMENTS – 99.9%
(Cost $1,021,314,840)		1,536,107,013

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		1,390,150

NET ASSETS – 100.0%		$1,537,497,163

ADR – American Depository Receipt

[1]	Non-income producing.

[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]	All or a portion of these securities were on loan at March 31, 2021.

[4]	Securities for which market quotations are not readily available represent 0.2%, 0.0% and 0.0% of net assets for Royce Micro-Cap Fund, Royce Pennsylvania Mutual Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[5]	At March 31, 2021, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

At March 31, 2021, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Royce Dividend Value Fund	$32,685,945	$44,002,048	$44,370,728	$368,680
Royce Global Financial Services Fund	20,881,423	16,508,830	17,747,348	1,238,518
Royce International Premier Fund	901,077,929	237,440,274	258,458,789	21,018,515
Royce Micro-Cap Fund	245,652,569	154,753,790	161,957,083	7,203,293
Royce Opportunity Fund	1,472,493,006	632,709,667	646,345,029	13,635,362
Royce Pennsylvania Mutual Fund	1,435,102,962	830,156,419	843,896,844	13,740,425
Royce Premier Fund	901,447,958	913,313,133	913,313,133	–
Royce Small-Cap Value Fund	94,899,994	46,909,684	47,969,877	1,060,193
Royce Smaller-Companies Growth Fund	236,816,766	128,114,827	133,599,067	5,484,240
Royce Special Equity Fund	777,492,601	313,944,693	316,965,743	3,021,050
Royce Total Return Fund	1,021,431,560	514,675,453	517,814,914	3,139,461

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust's Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2021. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$75,827,075	$–	$–	$75,827,075
Repurchase Agreement	–	860,918	–	860,918
Royce Global Financial Services Fund
Common Stocks	36,512,265	1,170	–	36,513,435
Repurchase Agreement	–	876,818	–	876,818
Royce International Premier Fund
Common Stocks	1,071,776,358	–	–	1,071,776,358
Preferred Stocks	19,593,054	–	–	19,593,054
Repurchase Agreement	–	47,148,791	–	47,148,791
Royce Micro-Cap Fund
Common Stocks	386,280,586	699,300	690,000	387,669,886
Repurchase Agreement	–	12,194,783	–	12,194,783
Money Market Fund/Collateral Received for Securities Loaned	541,690	–	–	541,690
Royce Opportunity Fund
Common Stocks	1,951,157,395	3,007,267	–	1,954,164,662
Repurchase Agreement	–	138,261,961	–	138,261,961
Money Market Fund/Collateral Received for Securities Loaned	12,776,050	–	–	12,776,050
Royce Pennsylvania Mutual Fund
Common Stocks	2,105,209,628	8,422,538	0	2,113,632,166
Repurchase Agreement	–	144,563,797	–	144,563,797
Money Market Fund/Collateral Received for Securities Loaned	7,063,418	–	–	7,063,418
Royce Premier Fund
Common Stocks	1,735,176,655	32,841,900	–	1,768,018,555
Repurchase Agreement	–	46,742,536	–	46,742,536
Royce Small-Cap Value Fund
Common Stocks	136,976,435	–	–	136,976,435
Repurchase Agreement	–	4,833,243	–	4,833,243
Royce Smaller-Companies Growth Fund
Common Stocks	333,711,357	–	–	333,711,357
Repurchase Agreement	–	19,266,141	–	19,266,141
Money Market Fund/Collateral Received for Securities Loaned	11,954,095	–	–	11,954,095
Royce Special Equity Fund
Common Stocks	865,909,157	52,650,000	–	918,559,157
Repurchase Agreement	–	172,878,137	–	172,878,137
Royce Total Return Fund
Common Stocks	1,511,408,487	1,277,584	0	1,512,686,071
Preferred Stocks	1,994,883	–	–	1,994,883
Repurchase Agreement	–	21,426,059	–	21,426,059

Level 3 Reconciliation:

	Balance as			Realized	Unrealized	Balance as
	of 12/31/20	Purchases	Sales	Gain (Loss)	Gain (Loss)	of 3/31/21
Royce Micro-Cap Fund
Common Stocks	$690,000	$–	$–	$–	$–	$690,000
Royce Pennsylvania Mutual Fund
Common Stocks	0	–	–	–	–	0
Royce Total Return Fund
Common Stocks	506,127	–	516,640	(3,567,783)	3,578,296	0

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2021 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at March 31, 2021:

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$541,690	$(547,590)	$(5,900)
Royce Opportunity Fund	12,776,050	(12,210,275)	565,775
Royce Pennsylvania Mutual Fund	7,063,418	(7,096,515)	(33,097)
Royce Smaller-Companies Growth Fund	11,954,095	(11,905,314)	48,781

1 The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at March 31, 2021:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$9,931,533	$(9,631,045)	$300,488
Royce Opportunity Fund	44,882,417	(42,913,514)	1,968,903
Royce Pennsylvania Mutual Fund	27,846,439	(26,364,431)	1,482,008
Royce Small-Cap Value Fund	732,381	(700,054)	32,327
Royce Smaller-Companies Growth Fund	30,248,933	(29,317,663)	931,270
Royce Total Return Fund	99,470	(95,461)	4,009

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2021:

						Change in Net
		Market			Realized	Unrealized			Market
	Shares	Value	Costs of	Proceeds	Gain	Appreciation	Dividend	Shares	Value
Affiliated Company	12/31/20	12/31/20	Purchases	from Sales	(Loss)	(Depreciation)	Income	3/31/21	3/31/21
Royce Opportunity Fund
Health Care – 0.6%
Health Care Equipment & Supplies – 0.6%
IntriCon Corporation[1,2]	395,910	$7,165,971	$2,079,560	$–	$–	$3,096,206	$–	481,347	$12,341,737
		$7,165,971			$–	$3,096,206	$–		$12,341,737

Royce Special Equity Fund
Consumer Discretionary – 6.5%
Hotels, Restaurants & Leisure – 0.3%
Bowl America Cl. A1,2	347,000	3,270,475	–	–	–	369,555	–	347,000	3,640,030
Household Durables – 6.2%
Flexsteel Industries[2]	767,500	26,839,475	–	–	–	(92,100)	115,125	767,500	26,747,375
Hooker Furniture[2]	1,130,000	36,442,500	–	–	–	4,757,300	203,400	1,130,000	41,199,800
		63,281,975			–	4,665,200	318,525		67,947,175
		66,552,450			–	5,034,755	318,525		71,587,205
Industrials – 9.6%
Aerospace & Defense – 3.7%
National Presto Industries[2]	393,100	34,761,833	571,910	–	–	5,392,187	2,462,613	399,000	40,725,930
Machinery – 5.9%
Gencor Industries[1,2]	1,065,000	13,099,500	–	–	–	1,182,150	–	1,065,000	14,281,650
Hurco Companies[2]	580,000	17,400,000	–	–	–	3,074,000	156,600	580,000	20,474,000
Miller Industries[2]	575,500	21,880,510	2,627,854	–	–	5,016,284	111,384	639,200	29,524,648
		52,380,010			–	9,272,434	267,984		64,280,298
		87,141,843			–	14,664,621	2,730,597		105,006,228
		$153,694,293			$–	$19,699,376	$3,049,122		$176,593,433

[1]	Non-income producing.

[2]	At March 31, 2021, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).